Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events

6. Subsequent Events

On April 18, 2013, the Company granted an option to purchase 33,333 shares of the Company’s common stock to each of the two new members of the Board of Directors at an exercise price of $7.185 per share, which equaled the Company’s closing stock price on that date. These options vest quarterly over a one-year period and expire ten years from the grant date.

On July 18, 2013, the Board of Directors of the Company approved a 1-for-30 reverse stock split of the Company’s outstanding common stock, which was effected on July 23, 2013. Stockholders entitled to fractional shares as a result of the reverse stock split were entitled to receive a cash payment in lieu of receiving fractional shares. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company’s Series A Preferred Stock were proportionately reduced and the respective conversion prices were proportionately increased.

13. Subsequent Events

The Company evaluated all events or transactions that occurred after December 31, 2012 up through the date these financial statements were issued. The Company did not have any material recognizable or unrecognizable subsequent events except as otherwise disclosed below and elsewhere in the notes to the financial statements.

On March 1, 2013, the Company entered into an asset purchase agreement with OPKO pursuant to which RXi acquired substantially all of OPKO’s RNAi-related assets, including patents, licenses, clinical and preclinical data and other related assets. Upon the close of the asset purchase agreement with OPKO on March 12, 2013, the Company issued to OPKO 1,666,666 shares of common stock. Under the asset purchase agreement, the Company will make, if applicable, up to $50 million per product in development and commercialization milestones for the successful development and commercialization of products utilizing the acquired OPKO intellectual property. In addition, if applicable, upon commercialization of these products the Company will make royalty payments to OPKO.

The Company assessed the acquired OPKO RNAi assets under FASB ASC Topic 805, “Business Combination” (“ASC 805”), and it was determined that the transaction be accounted for as a purchase of assets, as the acquired assets did not constitute a business under the guidance of ASC 805. The assets purchased from OPKO are at an early stage of development, and, as such, determining the future economic benefit of the OPKO RNAi assets at the date of acquisition is highly uncertain. Accordingly, the fair value of the OPKO RNAi assets acquired will be expensed as in-process research and development in the first quarter of 2013.

On March 6, 2013, the Company entered into a securities purchase agreement pursuant to which RXi agreed to issue 3,765,230 shares of common stock at a price of $4.35 per share. The gross proceeds from the offering, which closed on March 12, 2013, were approximately $16.4 million, and the net proceeds, after payment of commissions, were approximately $16.0 million.

On July 18, 2013, the Board of Directors of the Company approved a 1-for-30 reverse stock split of the Company’s outstanding common stock, which was effected on July 23, 2013. Stockholders entitled to fractional shares as a result of the reverse stock split were entitled to receive a cash payment in lieu of receiving fractional shares. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company’s Series A Preferred Stock were proportionately reduced and the respective conversion prices were proportionately increased.